First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 94.3%
	Capital Markets — 94.3%
79,337	abrdn Global Infrastructure Income Fund	$1,543,105
62,403	abrdn Healthcare Investors	949,774
73,894	abrdn Healthcare Opportunities Fund	1,352,999
35,321	abrdn Life Sciences Investors	432,329
31,911	Adams Natural Resources Fund, Inc.	640,773
66,318	Angel Oak Financial Strategies Income Term Trust	858,155
58,630	BlackRock Capital Allocation Term Trust	873,001
41,703	BlackRock Credit Allocation Income Trust	447,473
33,955	BlackRock Enhanced Large Cap Core Fund, Inc.	693,021
8,586	BlackRock Health Sciences Trust	308,323
23,030	BlackRock Multi-Sector Income Trust	327,717
34,633	BlackRock Resources & Commodities Strategy Trust	319,663
35,204	BlackRock Science & Technology Trust	1,283,538
12,139	BlackRock Utilities Infrastructure & Power Opportunities Trust	293,157
37,412	Blackstone Strategic Credit 2027 Term Fund	447,073
60,315	Brookfield Real Assets Income Fund, Inc.	780,476
19,194	Central Securities Corp.	891,945
9,550	ClearBridge Energy Midstream Opportunity Fund, Inc.	442,451
43,665	Cohen & Steers Infrastructure Fund, Inc.	1,144,460
52,230	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,135,480
5,737	DoubleLine Yield Opportunities Fund	90,071
36,873	Duff & Phelps Utility and Infrastructure Fund, Inc.	452,063
50,745	Eaton Vance Short Duration Diversified Income Fund	547,539
61,484	Eaton Vance Tax-Advantaged Dividend Income Fund	1,428,888
91,419	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,830,208
56,350	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,466,790
Shares	Description	Value

	Capital Markets (Continued)
192,125	FS Credit Opportunities Corp.	$1,387,142
54,161	Gabelli Dividend & Income (The) Trust	1,345,359
17,274	General American Investors Co., Inc.	931,587
62,098	John Hancock Tax-Advantaged Dividend Income Fund	1,431,980
45,379	Kayne Anderson Energy Infrastructure Fund	551,809
144,026	Nuveen Credit Strategies Income Fund	753,256
40,291	Nuveen Floating Rate Income Fund	333,207
12,120	Nuveen Mortgage and Income Fund	220,099
35,165	Nuveen Multi-Asset Income Fund	435,343
17,810	Nuveen NASDAQ 100 Dynamic Overwrite Fund	449,524
140,384	Nuveen Preferred & Income Opportunities Fund	1,107,630
52,179	Nuveen Real Asset Income and Growth Fund	675,196
28,709	Nuveen Taxable Municipal Income Fund	449,870
52,794	Nuveen Variable Rate Preferred & Income Fund	995,695
82,581	PGIM Global High Yield Fund, Inc.	1,092,547
14,389	PIMCO Access Income Fund	216,123
65,132	PIMCO Dynamic Income Opportunities Fund	873,420
34,816	PIMCO Dynamic Income Strategy Fund	809,472
24,510	Reaves Utility Income Fund	848,046
24,705	Royce Micro-Cap Trust, Inc.	216,169
52,241	Royce Small-Cap Trust, Inc.	776,301
33,831	Source Capital, Inc.	1,439,746
38,360	Tri-Continental Corp.	1,196,448
20,526	Virtus Artificial Intelligence & Technology Opportunities Fund	485,440
66,821	Western Asset Diversified Income Fund	982,269
85,715	Western Asset High Income Opportunity Fund, Inc.	332,574
102,439	Western Asset Inflation-Linked Opportunities & Income Fund	877,902
	Total Closed-End Funds	42,194,626
	(Cost $42,229,324)

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 3.9%
	Capital Markets — 3.9%
66,401	Invesco Variable Rate Investment Grade ETF	$1,662,681
5,065	Tortoise Essential Energy Fund	100,034
	Total Exchange-Traded Funds	1,762,715
	(Cost $1,733,475)
MONEY MARKET FUNDS — 1.6%
703,643	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (a)	703,643
	(Cost $703,643)

	Total Investments — 99.8%	44,660,984
	(Cost $44,666,442)
	Net Other Assets and Liabilities — 0.2%	97,759
	Net Assets — 100.0%	$44,758,743

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$ 42,194,626	$ 42,194,626	$ —	$ —
Exchange-Traded Funds*	1,762,715	1,762,715	—	—
Money Market Funds	703,643	703,643	—	—
Total Investments	$44,660,984	$44,660,984	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 90.3%
	Alabama — 5.1%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$249,789
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	467,820
				717,609
	Arizona — 3.1%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	239,489
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	189,624
				429,113
	Arkansas — 0.7%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	99,546
	California — 2.9%
225,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AGM, AMT	4.38%	07/01/49	204,106
250,000	Elk Grove CA Fin Auth Spl Tax Rev CFD #2005-1 Laguna Ridge	4.00%	09/01/50	206,246
				410,352
	Colorado — 3.0%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	220,306
200,000	Denver City & Cnty CO Spl Facs Arpt Rev Ref United Airls Inc Proj, AMT	5.00%	10/01/32	199,867
				420,173
	Florida — 11.8%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	258,157
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	278,498
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	195,811
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	220,119
250,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	236,061
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	252,594
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	203,242
				1,644,482
	Georgia — 1.8%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	247,983
	Guam — 1.8%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	257,347
	Illinois — 3.9%
300,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	309,811
250,000	IL St, Ser A	4.00%	03/01/38	232,931
				542,742
	Indiana — 4.1%
250,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.75%	03/01/54	256,852
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	310,908
				567,760

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa — 3.6%
$260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	$214,577
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	281,208
				495,785
	Kansas — 1.8%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	255,245
	Minnesota — 1.6%
250,000	Rochester MN Hlthcare Facs Rev Mayo Clinic, Ser A	4.25%	11/15/50	229,614
	Missouri — 1.6%
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	225,564
	Montana — 1.4%
250,000	MT St Brd of Hsg Sf Mtge Ref, Ser A-1	2.80%	12/01/39	197,329
	New Hampshire — 2.0%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	284,995
	New York — 5.8%
300,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	307,125
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	247,453
250,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	255,922
				810,500
	North Carolina — 1.6%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs for the Aging Ref, Ser A	4.00%	03/01/41	218,473
	Ohio — 1.8%
250,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/55	257,619
	Oregon — 1.6%
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	229,118
	Pennsylvania — 1.7%
250,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	239,110
	Puerto Rico — 3.4%
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	236,163
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	233,202
				469,365
	South Carolina — 5.7%
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	264,913
280,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	267,613
250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Obligated Grp, Ser A	5.50%	11/01/50	259,164
				791,690

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas — 3.5%
$250,000	Georgetown TX Util Sys Rev, BAM	4.00%	08/15/49	$214,171
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	273,461
				487,632
	Vermont — 2.0%
300,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	275,580
	Virginia — 1.8%
250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.50%	12/01/54	252,231
	Washington — 4.0%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	305,044
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	253,314
				558,358
	Wisconsin — 7.2%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	203,141
250,000	Pub Fin Auth WI Stdt Hsg Rev Ref Cmps Real Estate Holding Corp LLC Proj, Ser A	5.50%	06/01/55	246,265
255,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/55	253,718
300,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (a)	5.00%	06/01/41	295,432
				998,556
	Total Municipal Bonds			12,613,871
	(Cost $12,661,200)

Shares	Description	Value
CLOSED-END FUNDS — 7.8%
	Capital Markets — 7.8%
1,619	BlackRock Municipal Income Quality Trust	16,967
4,815	BlackRock Municipal Income Trust	46,176
10,508	BlackRock Municipal Income Trust II	105,185
2,770	BlackRock MuniHoldings Fund, Inc.	30,941
4,621	BlackRock MuniYield Quality Fund II, Inc.	44,177
6,499	BlackRock MuniYield Quality Fund III, Inc.	67,784
1,838	BlackRock MuniYield Quality Fund, Inc.	20,255
5,360	Eaton Vance Municipal Income Trust	54,940
3,721	Invesco Municipal Trust	34,494
7,436	Invesco Quality Municipal Income Trust	69,750
7,822	Invesco Trust for Investment Grade Municipals	75,639
9,457	Nuveen AMT-Free Municipal Credit Income Fund	112,727
14,622	Nuveen AMT-Free Quality Municipal Income Fund	158,795
6,626	Nuveen Municipal Credit Income Fund	78,717

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
6,468	Nuveen Quality Municipal Income Fund	$72,700
10,832	Western Asset Managed Municipals Fund, Inc.	107,345
	Total Closed-End Funds	1,096,592
	(Cost $1,223,149)

	Total Investments — 98.1%	13,710,463
	(Cost $13,884,349)
	Net Other Assets and Liabilities — 1.9%	259,913
	Net Assets — 100.0%	$13,970,376

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2025, securities noted as such amounted to $1,657,240 or 11.9% of net assets.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$12,613,871	$—	$12,613,871	$—
Closed-End Funds**	1,096,592	1,096,592	—	—
Total Investments	$13,710,463	$1,096,592	$12,613,871	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
176,341	First Trust Core Investment Grade ETF	$3,662,603
123,634	First Trust Enhanced Short Maturity ETF	7,393,313
164,923	First Trust Institutional Preferred Securities and Income ETF	3,084,060
2,280,230	First Trust Limited Duration Investment Grade Corporate ETF	43,301,568
878,118	First Trust Low Duration Opportunities ETF	42,939,970
216,059	First Trust Senior Loan Fund	9,895,502
315,914	First Trust Tactical High Yield ETF	13,059,885
	Total Exchange-Traded Funds	123,336,901
	(Cost $125,190,060)
MONEY MARKET FUNDS — 0.1%
151,343	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	151,343
	(Cost $151,343)

	Total Investments — 100.0%	123,488,244
	(Cost $125,341,403)
	Net Other Assets and Liabilities — 0.0%	7,788
	Net Assets — 100.0%	$123,496,032

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 123,336,901	$ 123,336,901	$ —	$ —
Money Market Funds	151,343	151,343	—	—
Total Investments	$123,488,244	$123,488,244	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
First Trust Core Investment Grade ETF	176,341	$—	$4,486,315	$(840,950)	$10,506	$6,732	$3,662,603	$69,499
First Trust Emerging Markets Local Currency Bond ETF	—	3,894,478	200,252	(3,861,955)	(136,917)	(95,858)	—	60,027
First Trust Enhanced Short Maturity ETF	123,634	11,316,329	5,702,029	(9,622,843)	(45,002)	42,800	7,393,313	269,684
First Trust Institutional Preferred Securities and Income ETF	164,923	—	3,739,027	(659,757)	764	4,026	3,084,060	71,563
First Trust Intermediate Duration Investment Grade Corporate ETF	—	—	5,469,689	(5,252,389)	—	(217,300)	—	56,903
First Trust Limited Duration Investment Grade Corporate ETF	2,280,230	53,602,679	13,838,186	(23,954,972)	(567,349)	383,024	43,301,568	1,528,321
First Trust Low Duration Opportunities ETF	878,118	53,634,361	10,535,200	(21,178,154)	(442,955)	391,518	42,939,970	1,358,068
First Trust Senior Loan Fund	216,059	7,552,168	12,270,899	(9,853,195)	(33,270)	(41,100)	9,895,502	359,089
First Trust Tactical High Yield ETF	315,914	15,370,965	12,460,848	(14,710,729)	730,202	(791,401)	13,059,885	601,030
		$145,370,980	$68,702,445	$(89,934,944)	$(484,021)	$(317,559)	$123,336,901	$4,374,184

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.